Fair Value Accounting (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Financial Assets And Liabilities Measured At Fair Value

	Fair Value at December 31, 2012
	Total	Level 1	Level 2	Level 3
Assets:
Short-term investments	$15,000	$15,000	$—	$—
Long-term investments	37,472	37,472	—	—
Other long-term investments	270,612	—	—	270,612
Long-term investments included in non-current assets held for sale	(2,280)	(2,280)	—	—

	$320,804	$50,192	$—	$270,612

Liabilities:
Embedded derivative liability	$8,876	$—	$8,876	$—

	$8,876	$—	$8,876	$—

	Fair Value at December 31, 2011
	Total	Level 1	Level 2	Level 3
Assets:
Short-term investments	$—	$—	$—	$—
Long-term investments	76,068	76,068	—	—
Other long-term investments	317,325	44,970	—	272,355
Long-term investments included in non-current assets held for sale	(4,732)	(4,732)	—	—

	$388,661	$116,306	$—	$272,355

Liabilities:
Embedded derivative liability	$48,388	$—	$48,388	$—

	$48,388	$—	$48,388	$—

Schedule Of Summary Of Changes In Fair Value Of Level 3 Financial Assets

	Long-Term Notes	T-Bills	Tax Prepayment	Convertible Bonds	Totals
Balance, December 31, 2010	$29,763	$80,394	$36,486	$—	$146,643

Additions	—	—	100,000	15,000	115,000
Accrued interest	—	2,930	1,903	—	4,833
Foreign exchange losses	(604)	—	—	—	(604)
Fair value redeemed	(106)	—	—	—	(106)
Unrealized gains (losses) included in other comprehensive income	—	5,024	(2,286)	—	2,738
Unrealized gains included in earnings	3,224	—	—	627	3,851

Balance, December 31, 2011	$32,277	$88,348	$136,103	$15,627	$272,355

Accrued interest	—	3,017	2,695	—	5,712
Foreign exchange gains	66	—	—	—	66
Fair value redeemed	(31,325)	—	—	—	(31,325)
Unrealized gains included in other comprehensive income	—	15,166	15,143	—	30,309
Unrealized gains included in earnings	9,122	—	—	2,311	11,433
Convertible Bond conversion	—	—	—	(17,938)	(17,938)

Balance, December 31, 2012	$10,140	$106,531	$153,941	$—	$270,612